Subsequent Events (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Condensed Consolidated Balance Sheet Data:
Cash	$ 12,960	$ 562	$ 7,333
Total current assets	51,795	26,045	29,071
Total assets	93,512	72,429	67,261
Total current liabilities	12,989	9,618	16,036
Total non-current liabilities		15,874
Convertible preferred stock		81,373	81,373
Stockholder's equity (deficit)
Common stock	17	1	1
Additional paid-in capital	111,140	4,392	4,719
Accumulated deficit	(31,512)	(38,829)	(34,868)
Total stockholders' equity (deficit)	79,645	(34,436)	(30,148)	(38,173)	(41,619)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	93,512	72,429	67,261
Pro Forma
Condensed Consolidated Balance Sheet Data:
Cash		562
Total current assets		26,045
Total assets		67,086
Total current liabilities		8,318
Total non-current liabilities		3,573
Convertible preferred stock
Stockholder's equity (deficit)
Common stock		17
Additional paid-in capital		94,007
Accumulated deficit		(38,829)
Total stockholders' equity (deficit)		55,195
Total liabilities, convertible preferred stock and stockholders' equity (deficit)		$ 67,086